Others - Non-Derivative Financial Liabilities Based on the Remaining Period at the Balance Sheet Date to the Contractual Maturity Date (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial lease liabilities (including current portion)			$ 4,046	$ 121,021	$ 48,781
Between 1 and 2 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial lease liabilities (including current portion)	$ 680	$ 20,352			24,198
Long-term borrowings (including current portion)	213	6,367			322,928
Between 2 and 3 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial lease liabilities (including current portion)	252	7,523
Long-term borrowings (including current portion)	720	21,534			8,351
Between 3 and 5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial lease liabilities (including current portion)	69	2,055
Long-term borrowings (including current portion)	173	5,180			24,210
Over 5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Long-term borrowings (including current portion)	931	27,839			30,429
Within 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Short-term borrowings	1,568	46,897			46,761
Other payables	4,382	131,064			206,268
Financial lease liabilities (including current portion)	2,167	64,827			24,583
Long-term borrowings (including current portion)	$ 10,814	$ 323,437			$ 82,864